Vessels	12 Months Ended
Dec. 31, 2013
Property Plant and Equipment [Abstract]:
Vessels, Net [Text Block]

7. Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2011	2,148,860	(617,250)	1,531,610
Depreciation	-	(78,803)	(78,803)
Vessel acquisitions and other vessels' cost	194,040	-	194,040
Disposals	(44,792)	16,832	(27,960)
Balance, December 31, 2011	2,298,108	(679,221)	1,618,887
Depreciation	-	(80,333)	(80,333)
Transfer to assets held for sale	(25,000)	20,697	(4,303)
Vessel acquisitions and other vessels' cost	74,053	-	74,053
Disposals	(43,125)	17,166	(25,959)
Balance, December 31, 2012	2,304,036	(721,691)	1,582,345
Depreciation	-	(89,903)	(89,903)
Vessel acquisitions and other vessels' cost	51,853	-	51,853
Transfer from advances for vessel acquisitions	689,112	-	689,112
Derecognition of vessels	(29,659)	53	(29,606)
Disposals	(54,343)	37,930	(16,413)
Balance, December 31, 2013	2,960,999	(773,611)	2,187,388

During the year ended December 31, 2011, the Company acquired the secondhand containerships Prosper, MSC Reunion, MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni at an aggregate cost of $154,826.
During the year ended December 31, 2011, the Company contracted to sell for scrap the vessels MSC Namibia, MSC Sierra, MSC Sudan, MSC Fado, MSC Tuscany and Garden, while the vessel Rena was determined to be a constructive total loss (“CTL”) for insurance purposes in October 2011. From the sale of these six vessels and the CTL of Rena, the Company received in aggregate $48,742 and recognized an aggregate gain of $13,077 (including the effect of a provision recorded for potential costs associated with the grounding of Rena), which is included in Gain / (Loss) on sale / disposal of vessels, net in the accompanying 2011 consolidated statement of income.
During the year ended December 31, 2012, the Company acquired five secondhand containerships, MSC Ulsan, Koroni, Kyparissia, Stadt Luebeck and Messini at an aggregate price of $73,000.
During the year ended December 31, 2012, the Company sold for scrap the container vessels Gather, Gifted, Genius I and Horizon at an aggregate price of $22,110 and recognized a net loss of $2,796 (including the effect of the partial reversal of a provision recorded in 2011 for costs associated with the grounding of Rena), which is separately reflected in Gain / (Loss) on sale / disposal of vessels, net in the accompanying 2012 statement of income.
During the year ended December 31, 2013, the Company took delivery from the shipyard of the seven newbuild container vessels MSC Athens, MSC Athos, Valor, Value, Valiant, Valence and Vantage at an aggregate cost of $689,112 (Note 6). Furthermore, during the year ended December 31, 2013, the Company acquired the four secondhand container vessels Venetiko, Petalidi, Ensenada Express and X-Press Padma at an aggregate price of $51,853. On July 12, 2013, pursuant to the Framework Agreement (Notes 9 and 10), York (as defined below) participated with 51% interest in the share capital of the ship-owning companies of the vessels Petalidi, Ensenada Express and X-Press Padma (Note 10). As at that date, the net book value of these vessels was $29,606, in aggregate.
On December 3, 2012, the Company contracted to sell for scrap the vessel MSC Washington at a sale price of $8,154. The vessel was delivered to her scrap buyers on January 2, 2013. As of December 31, 2012, the Company had received the total sale price from the scrap buyers amounting to $7,909, net of expenses related to the sale, which is included in Other current liabilities in the 2012 consolidated balance sheet. During the year ended December 31, 2013, the Company sold for scrap the container vessels MSC Austria and MSC Antwerp at an aggregate sale price of $15,655. From the aforementioned 2013 sales, the Company recognized a net gain of $518, which is separately reflected in Gain / (Loss) on sale / disposal of vessels, net in the accompanying 2013 consolidated statement of income.
As of December 31, 2013, one of the Company's vessels, having total carrying value of $4,751 was fully depreciated.
Forty-nine of the Company's vessels, having a total carrying value of $2,051,038 as of December 31, 2013, have been provided as collateral to secure the long-term debt discussed in Note 11.